LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of allowance for doubtful accounts

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	(324,883)	(518,498)	(957,811)
Changes of valuation allowance	(193,615)	(439,313)	(294,442)
Balance at end of the year	(518,498)	(957,811)	(1,252,253)

Loans receivable
Schedule of loan recognized as a result of payment under the guarantee

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Loan recognized as a result of payment under the guarantee	441,860	810,327
Less: allowance for doubtful accounts	(189,305)	(256,639)
	252,555	553,688

Schedule of allowance for doubtful accounts

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Beginning	—	(7,222)	(189,305)
Addition	(6,893)	(184,586)	(257,953)
Adjustment (i)	(711)	(13,103)	152,862
Write-off	382	15,606	37,757
Ending	(7,222)	(189,305)	(256,639)

(i) On a normal basis, adjustments occur when either further revaluations of allowance for doubtful accounts are considered necessary therefore adjustments of provisions are needed, or settlements from the Borrowers are received to reverse the balances. Adjustments may also occur when certain loans recognized as a result of payments under the guarantees are bought out by certain new non-bank financing institutions without any recourse terms in 2018.